Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Amortized cost	$ 78,180	$ 81,756
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	77,229	80,806
Non-investment grade	423	432
Impaired	150	157
Carrying amount of securities measured at FVOCI subject to impairment	77,802	81,395
Items not subject to impairment	533	525
Carrying amount of securities measured at FVOCI	78,335	81,920
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	66,033	56,885
Non-investment grade	1,139	967
Amount before allowance for credit losses	67,172	57,852
Allowance for credit losses	23	29
Amortized cost	67,149	57,823
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	77,147	80,719
Non-investment grade	423	431
Carrying amount of securities measured at FVOCI subject to impairment	77,570	81,150
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	66,033	56,885
Non-investment grade	928	647
Amount before allowance for credit losses	66,961	57,532
Allowance for credit losses	5	10
Amortized cost	66,956	57,522
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	82	87
Non-investment grade	0	1
Carrying amount of securities measured at FVOCI subject to impairment	82	88
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	211	320
Amount before allowance for credit losses	211	320
Allowance for credit losses	18	19
Amortized cost	193	301
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	150	157
Carrying amount of securities measured at FVOCI subject to impairment	$ 150	$ 157